FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
(A Portfolio of Municipal Securities Income Trust)
Supplement to Prospectus and Statement of Additional Information, as appropriate, dated October 31, 1998

I. At the June 25, 1999 shareholder meeting, shareholders approved the following changes to become effective July 1, 1999:

                     1.    Elected six Trustees.

                     2. Ratified the selection of the Trust's independent auditors.

                     3. Made changes to the Fund's fundamental investment policies:

                           a. Amended the Fund's fundamental investment policy regarding borrowing money and issuing senior securities to read as follows:

                                  "The Fund may borrow money, directly or
                                indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act."

                           b. Amended the Fund's fundamental investment policy regarding investments in real estate to read as follows:

                                  "The Fund may not purchase or sell real
                                estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interest therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner."

                           c. Amended the Fund's fundamental investment policy regarding investments in commodities to read as follows:

                                  "The Fund may not purchase or sell physical
                                commodities, provided that the Fund may purchase securities of companies that deal in commodities.

                                  For purposes of this restriction, as a matter
                                of non-fundamental policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities."

                           d. Amended the Fund's fundamental investment policy
regarding underwriting securities to read as follows:

                                  "The Fund may not underwrite the securities of
                                other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933."

                           e. Amended the Fund's fundamental investment policy
regarding lending by the Funds to read as follows:

                                  "The Fund may not make loans, provided that
                                this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests."

                           f. Amended the Fund's fundamental investment policy regarding concentration of the Funds' investments in the securities of companies in the same industry to read as follows:

                                  "The Fund will not make investments that will
                                result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

                                  To conform to the current view of the SEC that
                                only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry."





                           g. Amended, and made non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin to read as follows:

                                  "The Fund will not purchase securities on
                                margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments."

                           h. Amended, and made non-fundamental, the Fund's fundamental investment policy regarding pledging assets to read as follows:

                                "The Fund will not mortgage, pledge, or
                                hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities."

                           i. Amended, and made non-fundamental, the Fund's fundamental investment policy regarding investing in illiquid securities to read as follows:

                                "The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Funds' net assets."

                     4. Eliminated certain of the Fund's fundamental investment policies:

                    a.   Removed  the  Fund's   fundamental   investment  policy
                         regarding selling securities short;

                           b. Removed the Fund's fundamental investment policy regarding dealing in puts, call, straddles, spreads and any combination thereof; and

                           c. Removed the Fund's fundamental investment policy
regarding investing in restricted securities.

                     5. Approved an amendment and restatement to the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust without seeking shareholder approval.

II. The following actions were taken by the Board of Trustees with regard to non- fundamental investment policies.


                            1. Approved revisions to the Fund's non-fundamental
                           investment limitations to read as follows:

                    "The Fund may purchase and sell interest rate and index financial futures contracts."

                        2. Approved the addition of a non-fundamental investment
                           policy as follows:

                    "In applying the Fund's concentration restriction, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities."

                     3.    Approved the elimination of the Fund's
                           non-fundamental investment policy pertaining to when-issued and delayed delivery transactions that provides that the Fund will not engage in such transactions to an extent that would cause the segregation of more than 20% of the value of its total assets.



                                                                   June 25, 1999


Cusip 625922703
G02650-05 (6/99)



FEDERATED OHIO MUNICIPAL INCOME FUND
(A Portfolio of Municipal Securities Income Trust)
Supplement to Prospectus and Statement of Additional Information, as appropriate, dated October 31, 1998

I. At the June 25, 1999 shareholder meeting, shareholders approved the following changes to become effective July 1, 1999:

                     1.    Elected six Trustees.

                     2. Ratified the selection of the Trust's independent auditors.

                     3. Made changes to the Fund's fundamental investment policies:

                           a. Amended the Fund's fundamental investment policy regarding borrowing money and issuing senior securities to read as follows:

                                  "The Fund may borrow money, directly or
                                indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act."

                           b. Amended the Fund's fundamental investment policy regarding investments in real estate to read as follows:

                                  "The Fund may not purchase or sell real
                                estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interest therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner."

                           c. Amended the Fund's fundamental investment policy regarding investments in commodities to read as follows:

                                  "The Fund may not purchase or sell physical
                                commodities, provided that the Fund may purchase securities of companies that deal in commodities.

                                  For purposes of this restriction, as a matter
                                of non-fundamental policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities."

                           d. Amended the Fund's fundamental investment policy
regarding underwriting securities to read as follows:

                                  "The Fund may not underwrite the securities of
                                other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933."

                           e. Amended the Fund's fundamental investment policy
regarding lending by the Funds to read as follows:

                                  "The Fund may not make loans, provided that
                                this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests."

                           f. Amended the Fund's fundamental investment policy regarding concentration of the Funds' investments in the securities of companies in the same industry to read as follows:

                                  "The Fund will not make investments that will
                                result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

                                  To conform to the current view of the SEC that
                                only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry."





                           g. Amended, and made non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin to read as follows:

                                  "The Fund will not purchase securities on
                                margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments."

                           h. Amended, and made non-fundamental, the Fund's fundamental investment policy regarding pledging assets to read as follows:

                                "The Fund will not mortgage, pledge, or
                                hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities."

                     4. Eliminated certain of the Fund's fundamental investment policies:

                    a.   Removed  the  Fund's   fundamental   investment  policy
                         regarding selling securities short;

                           b. Removed the Fund's fundamental investment policy regarding dealing in puts, call, straddles, spreads and any combination thereof; and

                           c. Removed the Fund's fundamental investment policy
regarding investing in restricted securities.

                     5. Approved an amendment and restatement to the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust without seeking shareholder approval.

II. The following actions were taken by the Board of Trustees with regard to non- fundamental investment policies.

                            1. Approved revisions to the Fund's non-fundamental
                           investment limitations to read as follows:

                           a. "The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets;
                                and,

                           b. The Fund may purchase and sell interest rate and index financial futures contracts."

                        2. Approved the addition of a non-fundamental investment
                           policy as follows:

                    "In applying the Fund's concentration restriction, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities."

                     3.    Approved the elimination of the Fund's
                           non-fundamental investment policy pertaining to when-issued and delayed delivery transactions that provides that the Fund will not engage in such transactions to an extent that would cause the segregation of more than 20% of the value of its total assets.




                                                                   June 25, 1999

  Cusip 625922307
G02650-07 (6/99)




FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
(A Portfolio of Municipal Securities Income Trust)
Supplement to Prospectus and Statement of Additional Information, as appropriate, dated October 31, 1998

I. At the June 25, 1999 shareholder meeting, shareholders approved the following changes to become effective July 1, 1999:

                     1.    Elected six Trustees.

                     2. Ratified the selection of the Trust's independent auditors.

                     3. Made changes to the Fund's fundamental investment policies:

                           a. Amended the Fund's fundamental investment policy regarding borrowing money and issuing senior securities to read as follows:

                                  "The Fund may borrow money, directly or
                                indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act."

                           b. Amended the Fund's fundamental investment policy regarding investments in real estate to read as follows:

                                  "The Fund may not purchase or sell real
                                estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interest therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner."

                           c. Amended the Fund's fundamental investment policy regarding investments in commodities to read as follows:

                                  "The Fund may not purchase or sell physical
                                commodities, provided that the Fund may purchase securities of companies that deal in commodities.

                                  For purposes of this restriction, as a matter
                                of non-fundamental policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities."

                           d. Amended the Fund's fundamental investment policy
regarding underwriting securities to read as follows:

                                  "The Fund may not underwrite the securities of
                                other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933."

                           e. Amended the Fund's fundamental investment policy
regarding lending by the Funds to read as follows:

                                  "The Fund may not make loans, provided that
                                this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests."

                           f. Amended the Fund's fundamental investment policy regarding concentration of the Funds' investments in the securities of companies in the same industry to read as follows:

                                  "The Fund will not make investments that will
                                result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

                                  To conform to the current view of the SEC that
                                only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry."





                           g. Amended, and made non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin to read as follows:

                                  "The Fund will not purchase securities on
                                margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments."

                           h. Amended, and made non-fundamental, the Fund's fundamental investment policy regarding pledging assets to read as follows:

                                "The Fund will not mortgage, pledge, or
                                hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities."

                     4. Eliminated certain of the Fund's fundamental investment policies:

                    a.   Removed  the  Fund's   fundamental   investment  policy
                         regarding selling securities short;

                           b. Removed the Fund's fundamental investment policy regarding dealing in puts, call, straddles, spreads and any combination thereof; and

                           c. Removed the Fund's fundamental investment policy
regarding investing in restricted securities.

                     5. Approved an amendment and restatement to the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust without seeking shareholder approval.

II. The following actions were taken by the Board of Trustees with regard to non- fundamental investment policies.

                            1. Approved revisions to the Fund's non-fundamental
                           investment limitations to read as follows:

                           a. "The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets;
                                and,

                           b. The Fund may purchase and sell interest rate and index financial futures contracts."

                        2. Approved the addition of a non-fundamental investment
                           policy as follows:

                    "In applying the Fund's concentration restriction, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities."

                     3.    Approved the elimination of the Fund's
                           non-fundamental investment policy pertaining to when-issued and delayed delivery transactions that provides that the Fund will not engage in such transactions to an extent that would cause the segregation of more than 20% of the value of its total assets.









                     4. Approved the elimination of the following undertaking:

"The Fund has no present intent to borrow money or pledge securities in excess of 5% of the value of its net assets."



                                                                   June 25, 1999



Cusip 625922505
Cusip 625922836
G02650-08 (6/99)